Intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 5,110,593	$ 5,109,212
Accumulated amortization	(946,183)	(830,553)
Net book value	4,164,410	4,278,659
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total cost	4,077,267	4,076,435
Order backlog
Finite-Lived Intangible Assets [Line Items]
Total cost	537,247	536,934
Trade names & brands
Finite-Lived Intangible Assets [Line Items]
Total cost	204,640	204,621
Patient database
Finite-Lived Intangible Assets [Line Items]
Total cost	170,298	170,238
Technology assets
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 121,141	$ 120,984